Acquired Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets and Goodwill [Abstract]
Intangible assets result from the excess of purchase price over the applicable book value of the net assets

	In Thousands
	2012	2011
Amortizable intangible assets:
Premium on purchased deposits	$2,787	2,787
Accumulated amortization	2,787	2,675

	$—	112

Amortization Expense

	For the Year Ended December 31,
	2012	2011	2010
Amortization expense	$112	396	396

Goodwill

	In Thousands
	2012	2011
Goodwill:
Balance at January 1,	$4,805	$4,805
Goodwill acquired during year	—	—
Impairment loss	—	—

Balance at December 31,	$4,805	$4,805